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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller           Los Angeles, California   November 8, 2010
   ------------------------------    -----------------------   ----------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                        --------------------

Form 13F Information Table Entry Total:           22
                                        --------------------

Form 13F Information Table Value Total:      465,483
                                        --------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
--------------                     -------------- --------- -------- --------- --- ---- ---------- -------- ----  ------  ----
BANK OF AMERICA CORPORATION            Common     060505104   12,103   923,700 SH       Other         1           Shared
BANK OF AMERICA CORPORATION            Warrant    060505153    9,896 4,157,875 SH       Other         1           Shared
BOEING CO                              Common     097023105    6,095    91,600 SH       Other         1           Shared
BORGWARNER INC                         Common     099724106   19,438   369,400 SH       Other         1           Shared
BP PLC                              Sponsored ADR 055622104      597    14,500 SH       Other         1           Shared
CATERPILLAR INC                        Common     149123101   26,751   340,000 SH       Other         1           Shared
CUMMINS INC                            Common     231021106   33,460   369,400 SH       Other         1           Shared
FORD MOTOR CO                          Common     345370860   61,931 5,059,700 SH       Other         1           Shared
FORD MOTOR CO                          Warrant    345370134    5,471 1,275,300 SH       Other         1           Shared
FREEPORT MCMORAN COPPER & GOLD INC     Common     35671D857  101,322 1,186,581 SH       Other         1           Shared
GENTEX CORP                            Common     371901109      344    17,600 SH       Other         1           Shared
INTEL CORPORATION                      Common     458140100    3,619   188,500 SH       Other         1           Shared
JPMORGAN CHASE & CO                    Common     46625H100   44,132 1,159,540 SH       Other         1           Shared
JPMORGAN CHASE & CO                    Warrant    46634E114   21,081 1,806,400 SH       Other         1           Shared
LUMBER LIQUIDATORS HLDGS INC           Common     55003T107    5,090   207,150 SH       Other         1           Shared
MCMORAN EXPLORATION CO                 Common     582411104   51,666 3,002,065 SH       Other         1           Shared
MPG OFFICE TR INC                      Common     553274101    3,330 1,332,000 SH       Other         1           Shared
PARKER HANNIFIN CORP                   Common     701094104   13,760   196,400 SH       Other         1           Shared
STRATUS PROPERTIES INC                 Common     863167201      698    83,109 SH       Other         1           Shared
UNITED TECHNOLOGIES CORP               Common     913017108   24,197   339,700 SH       Other         1           Shared
WELLS FARGO & CO                       Common     949746101    7,512   299,100 SH       Other         1           Shared
WELLS FARGO & CO                       Warrant    949746119   12,990 1,648,500 SH       Other         1           Shared
                                                            --------
                                                             465,483
                                                            --------